Accounts Receivable	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Receivables [Abstract]
Accounts Receivable

At September 30, 2020 and December 31, 2019, accounts receivable, net consisted of the following:

	September 30, 2020	December 31, 2019
Accounts receivable	$355,393	$983,771
Allowance for doubtful accounts	(20,000)	(20,000)
Accounts receivable, net	$335,393	$963,771

NOTE 5 – ACCOUNTS RECEIVABLE, NET

At December 31, 2019 and 2018, accounts receivable, net consisted of the following:

	December 31, 2019	December 31, 2018
Accounts receivable	$983,771	$441,497
Allowance for doubtful accounts	(20,000)	-
Accounts receivable, net	$963,771	$441,497